UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05983

The New Germany Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2025

Item 1.	Reports to Stockholders.

(a)

June 30, 2025
Semiannual Report
to Shareholders
The New Germany Fund, Inc.
Ticker Symbol: GF

Contents

The New Germany Fund, Inc.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment
Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
4
Letter to the Shareholders
9
Performance Summary
12
Schedule of Investments
17
Statement of Assets and Liabilities
18
Statement of Operations
19
Statements of Changes in Net Assets
20
Financial Highlights
22
Notes to Financial Statements
30
Report of Annual Meeting of Stockholders
31
Additional Information

The New Germany Fund, Inc.

The Fund seeks long-term capital appreciation primarily through investment in middle-
market German equities.
Investments in funds involve risks, including the loss of principal.
The shares of most closed-end funds, including the Fund, are not continuously offered.
Once issued, shares of closed-end funds are bought and sold in the open market.
Shares of closed-end funds frequently trade at a discount to net asset value. The price of the Fund’s shares is determined by a number of factors, several of which are beyond the control of the Fund. Therefore, the Fund cannot predict whether its shares will trade at, below, or above net asset value.
This Fund is diversified, but primarily focuses its investments in Germany, thereby increasing its vulnerability to developments in that country. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes and market risks. Any fund that concentrates in a particular segment of the market or in a particular geographical region will generally be more volatile than a fund that invests more broadly.
The United States, the European Union (EU), the United Kingdom, and other countries have imposed sanctions in response to the Russian military and other actions in recent years. Russia, in turn, has imposed sanctions targeting Western individuals, businesses and products. The various sanctions have adversely affected, and may continue to adversely affect, not only the Russian economy but also the economies of many countries in Europe, including Germany, and the imposition of further sanctions may materially adversely affect the value of securities in the Fund’s portffolio.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.

Letter to the Shareholders
(Unaudited)

The New Germany Fund, Inc.
Dear Shareholder,
For the six-month period ended June 30, 2025, the total return of the
New Germany Fund, Inc. (the “Fund”) in U.S. dollars (USD) was 42.84%
based on net asset value and 53.32% based on market price. During the same period, the total return in USD of the Fund’s blended benchmark (a custom blend of the MDAX Index, 80% weight, and the SDAX Index, 20%
weight) was 35.46%.
1
The Fund’s discount to net asset value averaged
12.53% for the period from January 1, 2025 to June 30, 2025, compared with 17.63% for the same period a year earlier.
The first quarter saw Europe make a remarkable pivot towards significantly higher defense spending following the late-February German elections and a shift in European Commission policy to allow increased defense spending without triggering deficit rules. In the wake of Germany’s election, chancellor-designee Merz proposed a German/European investment plan with the focus on infrastructure and defense, while promising to reduce
Germany’s bureaucratic burden. March saw the German parliament approve a €500 billion infrastructure fund, leading to a broad-based improvement in expectations for economic activity across Europe. The prospect of accelerated growth had a significant impact on European assets, sending both the region’s equities, most notably aerospace and defense stocks, and the bellwether 10-year German bund yield, higher.
German blue chips posted double-digit gains in the quarter, while German small- and mid-cap stocks remained stalled due to their higher domestic and European exposure. Germany’s composite purchasing manager index climbed from 48 to 51.3 over the first quarter, indicating a stabilization of the economy, with the rise mainly driven by an increase in manufacturing.
Sentiment was further boosted in the quarter as the European Central
Bank (ECB) delivered quarter-point rate cuts at both its January and March meetings, taking the deposit rate down to 2.50%.
The second quarter was tumultuous, as the announcement in early April of much higher-than-expected U.S. tariffs led to a sharp decline across global equity markets. This was soon followed by a strong rally triggered by a
90-day delay in the implementation of planned tariffs to provide a window for the U.S. to negotiate with its trading partners. Fears of a U.S. recession

The New Germany Fund, Inc.

eased in May on positive employment data and a mutual lowering of tariffs between the U.S. and China. Oil prices made a significant move higher beginning in early May on geopolitical tensions as Israel struck
Iranian nuclear facilities, before easing late in the quarter on Iran’s muted response to the U.S. bombing of key nuclear sites. Growing concerns about the U.S. fiscal situation, reflected in the downgrading of U.S. debt by
Moody's Ratings, pressured long-term bond yields higher while the euro strengthened significantly against the U.S. dollar. Despite the backdrop of macroeconomic and geopolitical uncertainty, broadly resilient economic data in both the U.S. and Europe supported positive equity market performance. The ECB once again implemented a pair of 25 basis point rate decreases over the quarter, leaving the deposit rate at 2.00%.
In sector terms, positive contributions to the Fund’s performance relative to the benchmark were led by an overweight to, and security selection within, industrials, followed by an overweight to communication services and positioning in information technology. Detractors included an underweight in financials and selection within consumer staples.
In terms of individual holdings, contributions were led by select aerospace and defense names, such as engine and drivetrain manufacturer Renk
Group AG (3.5%) and sensor technology company Hensoldt AG (4.5%).
The defense sector rose sharply on announcements from various
NATO members of plans to substantially increase defense budgets and
Germany’s plans to re-arm with the goal of having the strongest army in
Europe. Railway switch and crossing systems provider Vossloh AG (2.7%)
and engineering and construction company Bilfinger SE (3.3%) benefited
Sector Diversification
(As a % of Equity Securities) 6/30/25 12/31/24
Industrials 41% 34%
Communication Services 15% 13%
Information Technology 14% 11%
Materials 8% 8%
Consumer Discretionary 7% 16%
Financials 5% 4%
Health Care 5% 4%
Real Estate 4% 6%
Consumer Staples 1% 4%
100% 100%

The New Germany Fund, Inc.
from the announcement by the new German government of plans to increase spending on public infrastructure assets such as railways, roads, and the electric grid. Sentiment around Ionos Group SE (1.9%) was boosted in the period as the internet and cloud services provider is seen as a beneficiary of Europe’s data center buildout.
Detractors included a lack of exposure to wind turbine producer Nordex
SE* as the company surprised investors with a stronger-than-expected order intake. An underweight to Flatexdegiro AG (0.8%) also constrained return as the pan-European online broker benefited from strong cash inflows and trading activity driven by the volatile financial market environment. An underweight to Thyssenkrupp AG (1.7%) weighed on return as the shares were boosted by the speculation about a potential break-up of the industrial conglomerate. A lack of holdings in airline
Lufthansa AG, which has benefited from falling oil prices, and chemical company K+S AG,* which is seeing strong pricing for its potash products, detracted as well.
Market Outlook
We expect that trade deals to be negotiated over the coming months will moderate the eventual tariff burden versus the announcements of early April. The cost of re-shoring the production of drugs, cars and semiconductors to the U.S. will soon become visible in quarterly earnings reports. There is the potential for a period of a global economic stagnation, driven by heightened uncertainty, less-efficient manufacturing, higher costs across global supply chains and rising U.S. inflation. Our base-case scenario is that investors are likely to look past a quarter or two of weaker earnings as long as the expectation remains that tariffs will be negotiated down and that long-term U.S. Treasury yields will not move sharply higher.
European equity markets, including Germany’s, still appear attractively valued by historical standards and relative to other markets. In addition,
Germany’s improving purchasing manager indices are likely to attract inflows from overseas investors. More broadly, we expect European and
German equities to trade at a narrowing discount to U.S. equities as global investors look for alternatives to U.S. assets. The Fund’s positioning within German equities is diversified across attractively valued cyclicals,

The New Germany Fund, Inc.

aerospace and defense companies, and companies with track records of posting consistent year-over-year growth.
Lastly, on May 9, 2025, Mr. Christian M. Zügel retired from the Fund's
Board. The Board thanks Mr. Zügel for his excellent service for many years to the Fund.
Sincerely,
Ten Largest Equity Holdings at June 30, 2025
(37.6% of Net Assets) Percent
1 . Scout24 SE 5.1%
2 . Hensoldt AG 4.5%
3 . Nemetschek SE 4.0%
4 . CTS Eventim AG & Co. KGaA 3.7%
5 . GEA Group AG 3.7%
6 . Talanx AG 3.6%
7 . RENK Group AG 3.5%
8 . Bilfinger SE 3.3%
9 . FUCHS SE 3.1%
10 . Knorr-Bremse AG 3.1%
Portfolio holdings and characteristics are subject to change and not indicative of future portfolio composition.
For more details about the Fund’s investments, see the Schedule of Investments commencing on page 12. For additional information about the Fund, including performance, dividends, presentations, press releases, market updates, daily NAV and shareholder reports, please visit dws.com.
Hansjoerg Pack
Portfolio Manager
Hepsen Uzcan
Interested Director, President
and Chief Executive Officer

The New Germany Fund, Inc.
The views expressed in the preceding discussion reflect those of the portfolio management team generally through the end of the period of the report as stated
on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as recommendations.
Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk, including geopolitical and other risks.
1
The MDAX Index is a total-return index of 50 mid-cap issues that rank below the DAX Index . The
SDAX Index is a total-return index that tracks 70 German companies from all industries that rank directly below the MDAX equities in terms of market capitalization and exchange turnover. The
DAX Index is a total-return index of 40 selected German blue chip stocks traded on the Frankfurt exchange. Index returns do not reflect any fees or expenses and it is not possible to invest directly in the blended index consisting of 80% MDAX Index / 20% SDAX Index .
Percentages in parentheses are based on the Fund's net assets as of June 30, 2025.
* Not held at June 30, 2025.

Performance Summary
June 30, 2025 (Unaudited)
The New Germany Fund, Inc.

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and net asset value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit dws.com for the most recent performance of the Fund. Please keep in mind that high double-
digit returns were primarily achieved during favorable market conditions. Investors should not expect that such favorable returns can be consistently achieved. A
Fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.
Fund specific data and performance are provided for informational purposes only and are not intended for trading purposes.
Average Annual Total Returns
as of 6/30/25
6-Month
‡
1-Year 5-Year 10-Year
Net Asset Value
(a)
42.84% 37.10% 5.79% 8.80%
Market Price
(a)
53.32% 47.76% 6.76% 8.43%
Blended index: 80% German Mid Cap
Index (MDAX) / 20% German Small Cap
Index (SDAX)
(b)
35.46% 32.28% 5.25% 5.64%

The New Germany Fund, Inc.
Growth of an Assumed $10,000 Investment
Yearly periods ended June 30
The growth of $10,000 is cumulative.
a
Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market value reflects changes in market value during each period. Each figure includes reinvestments of income and capital gain distributions, if any, at market prices pursuant to the dividend reinvestment plan.
Total returns based on net asset value and market price will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares trade during the period. Expenses of the Fund include investment advisory and administration fees and other fund expenses. Total returns shown take into account these fees and expenses. The annualized expense ratio of the Fund for the six months ended June 30, 2025 was 1.33%.
b
The MDAX Index is a total-return index of 50 mid-cap issues that rank below the
DAX Index. The SDAX Index is a total-return index that tracks 70 German companies from all industries that rank directly below the MDAX equities in terms of market capitalization and exchange turnover. The DAX Index is a total-return index of 40 selected German blue chip stocks traded on the Frankfurt exchange.
Index returns do not reflect any fees or expenses and it is not possible to invest directly in the blended index consisting of 80% MDAX Index / 20% SDAX Index.
‡
Total returns shown for periods less than one year are not annualized.

The New Germany Fund, Inc.

Net Asset Value and Market Price
As of 6/30/25 As of 12/31/24
Net Asset Value
$
13.42
$
9.42
Market Price
$
11.94
$
7.80
Prices and Net Asset Value fluctuate and are not guaranteed.
Distribution Information
Per Share
Six Months as of 6/30/25:
Income Distribution
$
0.02
Distributions are historical, not guaranteed and will fluctuate. Distributions do not include return of capital or other non-income sources.

Schedule of Investments
as of June 30, 2025 (Unaudited)
The accompanying notes are an integral part of the financial statements.

The New Germany Fund, Inc.
Shares Value ($)
Germany 93.4%
Common Stocks 87.9%
Aerospace & Defense 4.5%
Hensoldt AG 85,542 9,776,523
Automobile Components 0.2%
SAF-Holland SE 26,000 521,694
Capital Markets 0.8%
flatexDEGIRO AG 63,081 1,774,981
Chemicals 3.2%
AlzChem Group AG 17,000 2,768,755
Evonik Industries AG 151,253 3,105,905
Wacker Chemie AG
†
15,600 1,134,912
7,009,572
Commercial Services & Supplies 3.8%
Bilfinger SE 75,000 7,185,608
Cewe Stiftung & Co. KGAA 10,021 1,153,523
8,339,131
Construction & Engineering 1.2%
HOCHTIEF AG 13,588 2,667,458
Diversified Telecommunication Services 0.5%
United Internet AG (Registered) 41,729 1,157,528
Electrical Equipment 2.3%
SFC Energy AG*
†
60,000 1,531,287
Siemens Energy AG* 30,393 3,497,128
5,028,415
Entertainment 3.7%
CTS Eventim AG & Co. KGaA 65,000 8,038,963
Financial Services 0.5%
Hypoport SE* 4,190 993,142
Health Care Equipment & Supplies 4.0%
Carl Zeiss Meditec AG
†
73,268 4,900,442
Eckert & Ziegler SE 37,281 2,981,258
STRATEC SE 20,000 614,862
8,496,562
Hotels, Restaurants & Leisure 2.3%
TUI AG* 573,450 4,991,470
Insurance 3.6%
Talanx AG 61,276 7,901,948

The accompanying notes are an integral part of the financial statements.
The New Germany Fund, Inc.

Shares Value ($)
Interactive Media & Services 5.1%
Scout24 SE 144A 80,000 10,992,411
IT Services 4.0%
Bechtle AG 71,662 3,345,028
GFT Technologies SE 41,678 1,217,734
IONOS Group SE* 88,055 4,122,617
8,685,379
Life Sciences Tools & Services 0.6%
Schott Pharma AG & Co. KGaA
†
39,025 1,302,781
Machinery 21.0%
Deutz AG 320,000 2,864,973
Duerr AG 40,000 1,060,754
GEA Group AG 115,000 8,015,495
Heidelberger Druckmaschinen AG* 326,226 566,534
KION Group AG 70,000 3,880,199
Knorr- Bremse AG 70,000 6,739,423
Krones AG 23,000 3,778,348
Rational AG 4,782 3,995,174
RENK Group AG
†
96,000 7,644,185
Traton SE
†
33,973 1,097,055
Vossloh AG 59,000 5,849,986
45,492,126
Media 2.4%
Stroeer SE & Co. KGaA 86,000 5,136,441
Metals & Mining 1.7%
thyssenkrupp AG 345,324 3,696,263
Passenger Airlines 2.1%
Deutsche Lufthansa AG (Registered) 544,080 4,583,880
Professional Services 0.7%
Amadeus Fire AG
†
15,006 1,422,730
Real Estate Management & Development 3.5%
LEG Immobilien SE 40,000 3,536,628
PATRIZIA SE
†
121,391 1,169,434
TAG Immobilien AG 168,354 2,980,978
7,687,040
Semiconductors & Semiconductor Equipment 5.3%
AIXTRON SE 124,391 2,275,523
Elmos Semiconductor SE 25,033 2,634,823
Infineon Technologies AG 79,824 3,382,729
Siltronic AG
†
26,070 1,245,035
SUSS MicroTec SE 34,479 1,883,708
11,421,818

The accompanying notes are an integral part of the financial statements.

The New Germany Fund, Inc.
Shares Value ($)
Software 4.5%
Atoss Software SE 6,680 1,105,202
Nemetschek SE 60,121 8,677,156
9,782,358
Specialty Retail 4.4%
Auto1 Group SE 144A* 130,971 4,204,722
Fielmann Group AG 60,000 3,991,907
Hornbach Holding AG & Co. KGaA 11,479 1,427,763
9,624,392
Wireless Telecommunication Services 2.0%
Freenet AG 130,989 4,248,337
Total Common Stocks (Cost $129,923,382) 190,773,343
Preferred Stocks 5.5%
Chemicals 3.1%
FUCHS SE
†
123,403 6,782,483
Machinery 2.4%
Jungheinrich AG 109,331 5,126,428
Total Preferred Stocks (Cost $7,734,547) 11,908,911
Total Germany (Cost $137,657,929) 202,682,254
Netherlands 1.8%
Common Stocks
Aerospace & Defense 1.3%
Airbus SE 13,641 2,836,646
Consumer Staples Distribution & Retail 0.5%
Redcare Pharmacy NV 144A* 10,000 1,098,889
Total Netherlands (Cost $3,688,144) 3,935,535
Luxembourg 0.8%
Common Stocks
Media 0.8%
RTL Group SA
†
(Cost $1,755,370) 40,109
1,748,424

The accompanying notes are an integral part of the financial statements.
The New Germany Fund, Inc.

Shares Value ($)
Securities Lending Collateral 10.3%
DWS Government & Agency Securities Portfolio ''DWS
Government Cash Institutional Shares'', 4.25%
(Cost $22,478,743) (a) (b) 22,478,743 22,478,743
Cash Equivalents 3.4%
DWS Central Cash Management Government Fund, 4.37%
(Cost $7,329,575) (b) 7,329,575 7,329,575
% of Net
Assets Value ($)
Total Investment Portfolio
(Cost $172,909,761) 109.7 238,174,531
Other Assets and Liabilities, Net
(9.7) (21,072,554)
Net Assets
100.0 217,101,977
A summary of the Fund’s transactions with affiliated investments during the period ended June
30, 2025 are as follows:
Net
Change
Value ($) at
12/31/2024
Purchases
Cost
($)
Sales
Proceeds
($)
Net
Real-
ized
Gain/
(Loss)
($)
in
Unreal-
ized
Appreci -
ation /
( Depreci -
ation )
($)
Income
($)
Capital
Gain
Distri -
butions
($)
Number
of Shares
at
6/30/2025
Value ($)
at
6/30/2025
Securities Lending Collateral 10.3%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 4.25% (a)
(b)
7,649,285 14,829,458 (c) – – – 47,731 – 22,478,743 22,478,743
Cash Equivalents 3.4%
DWS Central Cash Management Government Fund, 4.37% (b)
5,330,334 40,100,531 38,101,290 – – 137,423 – 7,329,575 7,329,575
12,979,619 54,929,989 38,101,290 – – 185,154 – 29,808,318 29,808,318

The accompanying notes are an integral part of the financial statements.

The New Germany Fund, Inc.
Securities are listed in the country of domicile. For purposes of the Fund’s investment objective policy to invest in German companies, non-Germany domiciled securities may qualify as German companies as defined in the Fund’s Statement of Investment Objectives,
Policies and Investment Restrictions.
(d) See Schedule of Investments for additional detailed categorizations .
* Non-income producing security.
†
All or a portion of these securities were on loan. The value of all securities loaned at
June 30, 2025 amounted to $21,438,275, which is 9.9% of net assets.
(a) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(b) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2025.
144A: Securities exempt from registration under Rule 144A under the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level.  Certain of the categories in the above Schedule of
Investments consist of multiple industry sub-groups or industries.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk).
Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to
Financial Statements.
Assets Level 1 Level 2 Level 3 Total
Common Stocks and/or Other Equity Investments (d)
Germany $ 202,682,254 $ — $ — $ 202,682,254
Netherlands 3,935,535 — — 3,935,535
Luxembourg 1,748,424 — — 1,748,424
Short-Term Instruments (d) 29,808,318 — — 29,808,318
Total $ 238,174,531 $ — $ — $ 238,174,531

Statement of Assets and Liabilities
The accompanying notes are an integral part of the financial statements.
The New Germany Fund, Inc.

*   Represents cash collateral on securities loaned.
as of June 30, 2025 (Unaudited)
Assets
Investments in non-affiliated securities, at value (cost $143,101,443) —
including $21,438,275 of securities loaned $ 208,366,213
Investment in DWS Central Cash Management Government Fund
(cost $7,329,575) 7,329,575
Investment in DWS Government & Agency Securities Portfolio
(cost $22,478,743)
*
22,478,743
Foreign currency, at value (cost $22,197) 22,247
Receivable for investments sold 2,092,421
Dividends receivable 216,415
Foreign taxes recoverable 1,017,884
Interest receivable 46,569
Other assets 48,496
Total assets 241,618,563
Liabilities
Payable upon return of securities loaned 22,478,743
Payable for investments purchased 1,751,034
Investment advisory fee payable 115,523
Administration fee payable 34,398
Payable for Directors' fees and expenses 258
Accrued expenses and other liabilities 136,630
Total liabilities 24,516,586
Net assets $ 217,101,977
Net Assets Consist of
Distributable earnings (gain) 27,390,196
Paid-in capital 189,711,781
Net assets $ 217,101,977
Net Asset Value
Net assets value per share
($217,101,977 ÷ 16,179,780 shares of common stock issued and outstanding, $.001 par value, 80,000,000 shares authorized) $ 13.42

Statement of Operations
The accompanying notes are an integral part of the financial statements.

The New Germany Fund, Inc.
for the six months ended June 30, 2025 (Unaudited)
Net Investment Income
Income:
Dividends (net of foreign withholding taxes of $484,362) $ 3,106,238
Income distributions — DWS Central Cash Management Government
Fund 137,423
Securities lending income, net of borrower rebates 47,731
Total investment income 3,291,392
Expenses:
Investment advisory fee 611,825
Administration fee 179,148
Custody and accounting fee 53,861
Services to shareholders 6,747
Reports to shareholders and shareholder meeting expenses 22,564
Directors' fees and expenses 111,643
Legal fees 122,331
Audit and tax fees 33,666
NYSE listing fee 16,806
Insurance 27,857
Miscellaneous 18,232
Net expenses 1,204,680
Net investment income 2,086,712
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments (9,812,999)
Foreign currency 76,568
Net realized gain (loss) (9,736,431)
Change in net unrealized appreciation (depreciation) on:
Investments 72,576,076
Foreign currency 97,951
Change in net unrealized appreciation (depreciation) 72,674,027
Net gain (loss) 62,937,596
Net increase (decrease) in net assets resulting from operations $ 65,024,308

Statements of Changes in Net Assets
The accompanying notes are an integral part of the financial statements.
The New Germany Fund, Inc.

Increase (Decrease) in Net Assets
Six Months
Ended
June 30, 2025
(Unaudited)
Year Ended
December 31,
2024
Operations:
Net investment income (loss)   $ 2,086,712   $ 979,702
Net realized gain (loss) (9,736,431) (4,593,812)
Change in net unrealized appreciation (depreciation) 72,674,027 (16,598,078)
Net increase (decrease) in net assets resulting from
operations 65,024,308 (20,212,188)
Distributions to shareholders (299,326) (1,171,318)
Fund share transactions:
Shares repurchased – (5,027,322)
Net increase (decrease) in net assets from Fund share
transactions – (5,027,322)
Total increase (decrease) in net assets 64,724,982 (26,410,828)
Net assets at beginning of period 152,376,995 178,787,823
Net assets at end of period   $ 217,101,977   $ 152,376,995
Other Information
Shares outstanding at beginning of period 16,179,780 16,773,780
Shares repurchased – (594,000)
Shares outstanding at end of period 16,179,780 16,179,780

Financial Highlights
The accompanying notes are an integral part of the financial statements.

The New Germany Fund, Inc.
Six Months
Ended 6/30/25 Years Ended December 31,
(Unaudited)   2024 2023 2022 2021 2020
Per Share Operating Performance
Net asset value, beginning of
period
$
9.42
$
10.66
$
9.28
$
16.58
$
21.87
$
17.97
Income (loss) from investment operations:
Net investment income
(loss)
a
.13 .06 .07 .05 (.04) (.03)
Net realized and unrealized
gain (loss) on investments
and foreign currency 3.89 (1.29) 1.32 (6.4 5 ) .62 6.31
Total from investment
operations 4.02 (1.23) 1.39 (6. 40 ) .58 6.28
Less distributions from:
Net investment income (.02) (.07) (.07) (.04) (.08) ( .00 )
***
Net realized gains – – – (.73) (5.77) (2.46)
Total distributions (.02) (.07) (.07) (.77) (5.85) (2.46)
Dilution in net asset value from
dividend reinvestment – – – (.1 5 ) (.11) (.02)
Increase resulting from share
repurchases – .06 .06 .02 .09 .10
Net asset value, end of period
$
13.42
$
9.42
$
10.66
$
9.28
$
16.58
$
21.87
Market value, end of period
$
11.94
$
7.80
$
8.74
$
7.89
$
14.81
$
19.03
Total Investment Return for the Period
b
Based upon market value (%) 53.32
**
(10.00) 11.6 9 (42.0 6 ) 11 . 89 3 7 . 46
Based upon net asset value (%) 42.84
**
(10.98) 15.8 2 (39. 13 ) 8 . 99 3 7 . 8 4

Financial Highlights (continued)
The accompanying notes are an integral part of the financial statements.
The New Germany Fund, Inc.

Six Months
Ended 6/30/25 Years Ended December 31,
(Unaudited)   2024 2023 2022 2021 2020
Ratios to Average Net Assets
Total expenses (%) 1.33
*
1.36 1.37 1.40 1.11 1.11
Net investment income (loss)
(%) 1.15
**
.59 .65 .49 (.16) (.15)
Portfolio turnover (%) 41
**
35 46 55 49 57
Net assets at end of period
($ thousands) 217,102 152,377 178,788 161,355 257,446 337,610
a
Based on average shares outstanding during the period.
b
Total investment return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market value reflects changes in market value during each period. Each figure includes reinvestments of dividend and capital gain distributions, if any, at market prices pursuant to the dividend reinvestment plan. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares trade during the period.
*
Annualized.
**
Not annualized.
***
Amount is less than $.005 per share.

The New Germany Fund, Inc.
Notes to Financial Statements
(Unaudited)
A. Accounting Policies
The New Germany Fund, Inc. (the “Fund”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”) and was incorporated in Maryland on January 16, 1990 as a non-diversified, closed-
end management investment company. The Fund commenced investment operations on January 30, 1990. The Fund became a diversified company on October 26, 2007.
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S.
GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.
Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting
Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Operating Segment.
The Fund adopted FASB Accounting Standards Update
2023-07, Segment Reporting (Topic 280) - Improvements to Reportable
Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its investment objective, investment policies and principal risks, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as

The New Germany Fund, Inc.

“total assets” and results of operations and significant segment expenses are listed on the accompanying statement of operations.
Security Valuation.
The Fund calculates its net asset value (“NAV”) per
share for publication at the close of regular trading on Deutsche Börse
XETRA, normally at 11:30 a.m., New York time.
The Fund’s Board has designated DWS International GmbH (the “Advisor”)
as the valuation designee for the Fund pursuant to Rule 2a-5 under the
1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”)
typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level
1 includes quoted prices in active markets for identical securities. Level
2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk).
Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade prior to the time of valuation. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Investments in open-end investment companies are valued and traded at their NAV each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the

The New Germany Fund, Inc.
forces that influence the issuer and the market(s) in which the security is purchased and sold; and, with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.
Securities Transactions and Investment Income.
Investment transactions
are accounted for on a trade date plus one basis for daily NAV calculation.
However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) for investments.
Securities Lending.
National Financial Services LLC (Fidelity Agency
Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/
or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended June 30, 2025, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency
Securities Portfolio, managed by DWS Investment Management Americas,
Inc. DWS Investment Management Americas, Inc. receives a management/
administration fee (0.13% annualized effective rate as of June 30, 2025)
on the cash collateral invested in DWS Government & Agency Securities
Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a

The New Germany Fund, Inc.

standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2025, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Foreign Currency Translation.
The books and records of the Fund are
maintained in United States dollars.
Assets and liabilities denominated in foreign currency are translated into United States dollars at the prevailing exchange rates at period end.
Purchases and sales of investment securities, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
At June 30, 2025, the exchange rate was EUR €1.00 to USD $1.17.
Contingencies.
In the normal course of business, the Fund may enter into
contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is
Remaining Contractual Maturity of the Agreements as of 6 30, 2025
Overnight
and
Continuous <30 days
Between 30
& 90 days >90 days
Total
Securities Lending Transactions
Common Stocks
$
19,858,202
$
—
$
— $ — $
19,858,202
Preferred Stocks 2,620,541 — — —
2,620,541
Total Borrowings
$
22,478,743
$
—
$
— $ — $
22,478,743
Gross amount of recognized liabilities and non-cash collateral for securities lending transactions:
$
22,478,743

The New Germany Fund, Inc.
unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the
Fund expects the risk of loss to be remote.
Tax Information.
The Fund’s policy is to comply with the requirements of
the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
At December 31, 2024, the Fund had a net tax basis capital loss carryforward of approximately $29,049,000, which may be applied against realized net taxable capital gains indefinitely, including short-term losses
($10,857,000) and long-term losses ($18,192,000).
At June 30, 2025, the aggregate cost of investments for federal income tax purposes was $173,880,369. The net unrealized appreciation for all investments based on tax cost was $64,294,162. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $72,203,666 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $7,909,504.
The Fund files tax returns with the Internal Revenue Service, the State of
New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended December
31, 2024, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions.
The open tax years vary by each jurisdiction in which the Fund invests.
Dividends and Distributions to Shareholders.
The Fund records dividends
and distributions to its shareholders on the ex-dividend date. The timing and character of certain income and capital gain distributions are determined annually in accordance with United States federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in certain securities sold at a loss. The Fund may utilize a portion of the proceeds from capital share repurchases as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on

The New Germany Fund, Inc.

investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the NAV of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
B. Investment Advisory and Administration Agreements
The Fund is party to an Investment Advisory Agreement with DWS
International GmbH (“DWSI”). The Fund also has an Administration
Agreement with DWS Investment Management Americas, Inc. (“DIMA”).
DWSI and DIMA are affiliated companies.
Under the Investment Advisory Agreement with DWSI, DWSI directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. DWSI determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
The Investment Advisory Agreement provides DWSI with a fee, computed weekly and payable monthly, at the annual rate of 0.75% of the Fund’s average weekly net assets up to and including $100 million, 0.60% of such assets in excess of $100 million and up to and including $500 million, and
0.55% of such assets in excess of $500 million.
Accordingly, for the six months ended June 30, 2025, the fee pursuant to the Investment Advisory Agreement was equivalent to an annualized rate of 0.68% of the Fund’s average weekly net assets.
Under the Administration Agreement with DIMA, DIMA provides certain fund administration services to the Fund. The Administration Agreement provides DIMA with an annual fee, computed weekly and payable monthly, of 0.20% of the Fund’s average weekly net assets.
C. Transactions with Affiliates
DWS Service Company (“DSC”), an affiliate of DIMA, is the transfer agent, dividend-paying agent and shareholder service agent of the
Fund. Pursuant to a sub-transfer agency agreement between DSC and
SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent and dividend-paying agent functions to SS&C. DSC compensates SS&C out of the fee it receives from the Fund. For the six months ended June 30, 2025, the amount charged to the Fund by DSC included in the Statement of
Operations under “Services to shareholders” aggregated $5,962, of which
$1,962 is unpaid.

The New Germany Fund, Inc.
Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended June 30, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders and shareholder meeting expenses” aggregated $834, of which $284 is unpaid.
Deutsche Bank AG, the majority shareholder in the DWS Group, and its affiliates may receive brokerage commissions as a result of executing agency transactions in portfolio securities on behalf of the Fund, that the
Board determined were effected in compliance with the Fund’s Rule 17e-1 procedures. For the six months ended June 30, 2025, Deutsche Bank did not receive brokerage commissions from the Fund.
Certain Officers of the Fund are also officers of DIMA.
The Fund pays each Director who is not an “interested person” of DIMA or
DWS International GmbH retainer fees.
The Fund may invest cash balances in DWS Central Cash Management
Government Fund, which is managed by DIMA. The Fund indirectly bears its proportionate share of the expenses of DWS Central Cash Management
Government Fund. DWS Central Cash Management Government Fund
does not pay DIMA an investment management fee. DWS Central Cash
Management Government Fund seeks maximum current income to the extent consistent with stability of principal.
D. Portfolio Securities
Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2025 were $71,653,625 and $73,369,811, respectively.
E. Capital
During the six months ended June 30, 2025, the Fund did not purchase any shares of its common stock. During the year ended December 31,
2024, the Fund purchased 594,000 of its shares of common stock on the open market at a total cost of $5,027,322 ($8.46 average per share). The average discount of these purchased shares, comparing the purchase price to the NAV per share at the time of purchase was 17.16%.
There were no reinvestments during the period ended June 30, 2025 and the year ended December 31, 2024.

The New Germany Fund, Inc.

F. Share Repurchases
On July 28, 2023, the Fund announced that the Board of Directors approved an extension of the current repurchase authorization permitting the Fund to repurchase up to 1,710,430 shares during the period from
August 1, 2023 through July 31, 2024. The Fund repurchased 757,300 shares between August 1, 2023 and June 30, 2024. On July 25, 2024, the
Fund announced that the Board of Directors approved an extension of the current repurchase authorization permitting the Fund to continue to purchase outstanding shares of its common stock in open-market transactions over the twelve-month period from August 1, 2024 through
July 31, 2025. The Fund repurchased 31,500 shares between August 1,
2024 and June 30, 2025. On July 25, 2025, the Fund announced that the Board of Directors approved an extension of the current repurchase authorization permitting the Fund to continue to purchase outstanding shares of its common stock in open-market transactions over the twelve-
month period from August 1, 2025 through July 31, 2026. The Fund did not repurchase shares between December 1, 2024 and June 30, 2025.
Repurchases will be made when the Fund’s shares trade at a discount to net asset value (“NAV”) and such purchases are deemed to be in the best interests of the Fund. The amount and timing of the repurchases will be at the discretion of DIMA, the Funds’ administrator, and subject to market conditions and investment considerations. There can be no assurance that the Fund’s repurchases will reduce the spread between the market price of the Fund’s shares referred to below and its NAV per share.
Monthly updates concerning the Fund’s repurchase program are available on its Web site at dws.com .
G. Concentration of Ownership
From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At June 30, 2025, there were four shareholders that held approximately 14%, 12%, 12% and 9% respectively, of the outstanding shares of the Fund.

Report of Annual Meeting
of Stockholders
(Unaudited)

The New Germany Fund, Inc.
The Annual Meeting of Stockholders (the “Meeting”) of The New
Germany Fund, Inc. was called to order on June 30, 2025. The Meeting was adjourned until, and reconvened on, July 18, 2025 to permit the solicitation of additional votes with respect to the election of Directors of the Fund. At the close of business on May 16, 2025, the record date for the determination of stockholders entitled to vote at the Meeting, there were issued and outstanding 16,179,779 shares of the Fund’s common stock, each share being entitled to one vote, constituting all of the Fund’s outstanding voting securities. At the Meeting convened on June 30,
2025, the holders of 13,108,250 shares of the Fund’s common stock were represented in person or by proxy, constituting a quorum. At the Meeting reconvened on July 18, 2025, the holders of 13,607,139 shares of the
Fund’s common stock were represented in person or by proxy, constituting a quorum. At the Meeting, the following matters were voted upon by the stockholders. The resulting votes are presented below:
1. To elect two (2) Class I Directors, each to serve for a term of three years and until his or her successor is elected and qualifies.
The other Directors of the Fund whose terms continued after the Meeting are Mr. Bernhard Koepp, Dr. Wolfgang Leoni and Ms. Hepsen Uzcan.
2. To ratify the appointment by the Audit Committee and the Board of
Directors of Ernst & Young LLP, an independent public accounting firm, as independent auditors for the fiscal year ending December 31, 2025.
Number of Votes
For Withheld
Ms. Fiona Flannery 10,586,101 3,021,125
Dr. Holger Hatje 8,121,347 5,485,880
Number of Votes
For Against Abstain
12,027,519 664,627 416,104

Additional Information
The New Germany Fund, Inc.

Automated
Information Lines
DWS Closed-End Fund Info Line
(800) 349-4281
Web Site dws.com
Obtain fact sheets, financial reports, press releases and webcasts when available.
Written
Correspondence
DWS
Attn: Secretary of the DWS Funds
100 Summer Street
Boston, MA 02110
Legal Counsel Sullivan & Cromwell LLP
125 Broad Street
New York, NY 10004
Dividend
Reinvestment
Plan Agent
SS&C GIDS, Inc.
333 W. 11th Street, 5th Floor
Kansas City, MO 64105
Shareholder
Service Agent and
Transfer Agent
DWS Service Company
P.O. Box 219066
Kansas City, MO 64121-9066
(800) 437-6269
Custodian Brown Brothers Harriman & Company
50 Post Office Square
Boston, MA 02110
Independent
Registered Public
Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Proxy Voting A description of the Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available on our Web site — dws.com/en-us/resources/proxy-voting or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at
(800) 437-6269.

The New Germany Fund, Inc.
Portfolio Holdings Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com and is available free of charge by contacting your financial intermediary or, if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund's Form N-PORT and will be available on the SEC's Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Investment
Management
DWS International GmbH, which is part of DWS Group, is the
investment advisor for the Fund. DWS International GmbH provides a full range of investment advisory services to both institutional and retail clients. DWS International GmbH is a direct, wholly owned subsidiary of DWS Group.
DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.
Open Market
Purchases by
the Fund
Notice is hereby given in accordance with Section 23(c) of the
Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its common stock in the open market.
Voluntary Cash
Purchase Program
and Dividend
Reinvestment Plan
The Fund offers shareholders a Voluntary Cash Purchase Program and Dividend Reinvestment Plan (“Plan”) which provides for
optional cash purchases and for the automatic reinvestment of dividends and distributions payable by the Fund in additional Fund shares. Plan participants may invest as little as $100 in any month and may invest up to $36,000 annually. The Plan allows current shareholders who are not already participants in the Plan and first time investors to enroll in the Plan by making an initial cash deposit of at least $250 with the plan agent. Share purchases are combined to receive a beneficial brokerage fee. A brochure is available by writing or telephoning the transfer agent:
DWS Service Company
P.O. Box 219066
Kansas City, MO 64105
Tel.: 1-800-437-6269
NYSE Symbol GF
Nasdaq Symbol XGFNX
CUSIP Number 644465106

Notes

There are three closed-end funds investing in European equities advised and administered by wholly owned subsidiaries of the DWS
Group:
The Central and Eastern Europe Fund, Inc. — investing primarily in equity or equity-linked securities of issuers domiciled in Central and Eastern Europe (with normally at least 80% in securities of issuers domiciled in countries in Central and Eastern Europe).
The European Equity Fund, Inc. — investing primarily in equity or equity-linked securities of issuers domiciled in Europe (with normally at least 80% in securities of issuers domiciled in Europe).
The New Germany Fund, Inc. — investing primarily in equity or equity-linked securities of middle market German companies with up to 20% in other Western European companies (with no more
than 15% in any single country).
Please consult your broker for advice on any of the above or call
1-800-437-6269 for shareholder reports.

875 Third Avenue
New York, NY 10022
NGF-3
R-028304-14 (8/25)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs

January 1 through January 31	0	$ -	0	n/a
February 1 through February 29	0	$ -	0	n/a
March 1 through March 31	0	$ -	0	n/a
April 1 through April 30	0	$ -	0	n/a
May 1 through May 31	0	$ -	0	n/a
June 1 through June 30	0	$ -	0	n/a

Total	0	$ -	0

On July 25, 2024, the Fund announced that the Board of Directors approved an extension of the current repurchase authorization permitting the Fund to continue to purchase outstanding shares of its common stock in open-market transactions over the twelve-month period from August 1, 2024 through July 31, 2025.

On July 25, 2025, the Fund announced that the Board of Directors approved an extension of the current repurchase authorization permitting the Fund to continue to purchase outstanding shares of its common stock in open-market transactions over the twelve-month period from August 1, 2025 through July 31, 2026. The Fund did not repurchase shares between December 1, 2024 and June 30, 2025.

Repurchases will be made when the Fund’s shares trade at a discount to net asset value and such purchases are deemed to be in the best interests of the Fund.

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which stockholders may recommend nominees to the Fund’s Board. The Nominating and Governance Committee will consider nominee candidates properly submitted by stockholders in accordance with applicable law, the Fund's Articles of Incorporation or By-laws, resolutions of the Board and the qualifications and procedures set forth in the Nominating and Governance Committee Charter and this proxy statement. The Nominating and Governance Committee's Charter requires that a stockholder or group of stockholders seeking to submit a nominee candidate (i) must have beneficially owned at least 5% of the Fund's common stock for at least two years, (ii) may submit only one nominee candidate for any particular meeting of stockholders, and (iii) may submit a nominee candidate for only an annual meeting or other meeting of stockholders at which directors will be elected. The stockholder or group of stockholders must provide notice of the proposed nominee pursuant to the requirements found in the Fund's By-laws. Generally, this notice must be received not less than 90 days nor more than 120 days prior to the first anniversary of the date of mailing of the notice for the preceding year's annual meeting. Such notice shall include the specific information required by the Fund's By-laws. The Nominating and Governance Committee will evaluate nominee candidates properly submitted by stockholders on the same basis as it considers and evaluates candidates recommended by other sources.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The New Germany Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/29/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/29/2025

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	8/29/2025